ALLOWANCE FOR CREDIT LOSSES, Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Activity in reserves for credit losses [Roll Forward]
Balance	$ 3,800		$ 4,447		$ 3,189
Provision for credit losses	666		(102)		1,436
Write-offs and other	(112)		(545)		(178)
Balance	4,354		3,800		4,447
Accounts Receivable [Member]
Activity in reserves for credit losses [Roll Forward]
Balance	2,411		2,064		1,781
Provision for credit losses	273		482		367
Write-offs and other	(112)		(135)		(84)
Balance	2,572		2,411		2,064
Notes Receivable [Member]
Activity in reserves for credit losses [Roll Forward]
Balance	708	[1]	1,212		798
Provision for credit losses	93		(312)		503
Write-offs and other	0		(192)		(89)
Balance	801	[1]	708	[1]	1,212
Lease Receivables [Member]
Activity in reserves for credit losses [Roll Forward]
Balance	681	[1]	1,171		610
Provision for credit losses	300		(272)		566
Write-offs and other	0		(218)		(5)
Balance	$ 981	[1]	$ 681	[1]	$ 1,171

[1]	Refer to Note 7, “Allowance for Credit Losses” for details.